SHARE-BASED COMPENSATION - RSU Rollforward (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
RSUs outstanding, beginning	6,416,089	5,801,841
Grants	1,507,000	1,251,000
Exercises	(2,157,835)	(435,002)
Forfeitures	(184,335)	(201,750)
RSUs outstanding, ending	5,580,919	6,416,089
RSUs vested, ending	3,189,921	3,307,840
RSUs outstanding, Weighted Average Fair Value, beginning	$ 1.04	$ 0.80
RSUs grants, Weighted Average Fair Value	1.52	2.08
RSUs exercises, Weighted Average Fair Value	0.93	0.82
RSUs forfeitures, Weighted Average Fair Value	1.65	1.04
RSUs outstanding, Weighted Average Fair Value, ending	1.20	1.04
RSUs vested, Weighted Average Fair Value, ending	$ 0.85	$ 0.67